UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-l5G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

[_] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

______________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [_]

[X] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001258361

Citigroup Commercial Mortgage Trust 2017-P8
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity: 0001715824

Paul Vanderslice, Citigroup Commercial Mortgage Securities Inc., (212) 723-1295
______________________________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.

See Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated September 7, 2017, which was obtained by the addressees thereof, attached as Exhibit 99.1 to this Form ABS-15G.

Item 2.02 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Underwriter.

Included in the Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated September 7, 2017, referred to in Item 2.01.

Exhibits.

99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated September 7, 2017.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: September 7, 2017

Citigroup Commercial Mortgage Securities Inc.

(Depositor)

/s/ Richard W. Simpson

Name: Richard W. Simpson
Title: Authorized Signatory

CGCMT 2017-P8 – Form ABS-15G

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated September 7, 2017.